Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2019
Advances To Suppliers Net [Abstract]
Schedule of advances to suppliers
	December 31, 2019	December 31, 2018
Raw material prepayments for equipment production	$584,655	$127,950
Construction material prepayments	1,943,755	2,776,638
Land reclamation prepayments	437,980	-
Advances to construction subcontractors	400,187	405,203
Total:	3,366,577	3,309,791
Less: allowances for doubtful accounts	(916,948)	(627,614)
Advances to suppliers, net, third parties	$2,449,629	$2,682,177

Schedule of changes of allowance for doubtful accounts
	December 31, 2019	December 31, 2018
Beginning balance	$627,614	$509,071
Bad debt provision	299,586	151,958
Foreign exchange translation	(10,252)	(33,416)
Ending balance	$916,948	$627,614